Defined Benefit Plan - Summary of Foreign Plan's Status and Recognized Amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation:
Benefit obligation, beginning of year	$ 14,753	$ 13,804
Service cost	536	534	$ 409
Interest cost	96	94	130
Actuarial (gain)/loss	(239)	(59)
Employee contributions and transfer	(21)	0
Foreign currency translation	(56)	616
Benefit obligation, end of year	15,017	14,753	13,804
Change in plan assets:
Fair value of assets, beginning of period	11,132	10,549
Actual return on plan assets	224	348
Company contribution	4	7
Foreign currency translation	(56)	464
Fair value of assets, end of period	11,252	11,132	$ 10,549
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Assets Transferred to (from) Plan	365	319
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 417	$ 555